Fair Value Disclosures - Derivatives Designated As Hedging Instruments (Table 2) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Interest rate swaps - Realized Loss	$ (100,318)
Interest and finance costs (Location of Gain / (Loss) Reclassified from Accumulated Other Comprehensive Gain /(Loss) in Statement of Operations (Effective Portion))
Interest rate swaps - Realized Loss	$ (100,318)